Consolidated Statements of Income - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Operating revenue	[1]	$ 78.4
Operating Expenses
Purchased gas	[1]	3.9
Other operations and maintenance:
Affiliated suppliers		4.8
Other		8.5
Depreciation and amortization		10.6
Other taxes		5.9
Total operating expenses		33.7
Income from operations		44.7
Other income		0.2
Income from operations including noncontrolling interest before income taxes		44.9
Income tax expense		2.1
Net Income including noncontrolling interest and DCG Predecessor		42.8
Less: Net income attributable to DCG Predecessor		2.3
Net income including noncontrolling interest		40.5
Less: Net income attributable to noncontrolling interest		28.7
Net income attributable to partners		11.8
Common Units
Other operations and maintenance:
Net income attributable to partners		5.9
Net income attributable to partners' ownership interest
Net income attributable to partners' ownership interest		$ 5.9
Net income per limited partner unit (basic and diluted)
Net income per limited partner unit (basic and diluted)		$ 0.19
Subordinated Units
Other operations and maintenance:
Net income attributable to partners		$ 5.9
Net income attributable to partners' ownership interest
Net income attributable to partners' ownership interest		$ 5.9
Net income per limited partner unit (basic and diluted)
Net income per limited partner unit (basic and diluted)		$ 0.19
Predecessor
Operating revenue	[1]		$ 68.9
Operating Expenses
Purchased gas	[1]		5.3
Other operations and maintenance:
Affiliated suppliers			2.0
Other			8.4
Depreciation and amortization			7.8
Other taxes			5.6
Total operating expenses			29.1
Income from operations			39.8
Other income			0.0
Income from operations including noncontrolling interest before income taxes			39.8
Income tax expense			15.2
Net Income including noncontrolling interest and DCG Predecessor			$ 24.6

[1]	See Note 13 for amounts attributable to related parties.